General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
22.	GENERAL AND ADMINISTRATIVE EXPENSES

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Human resources expenses	41,508	36,184	29,955
Business promotion, travel and entertainment	2,977	1,358	1,349
Statutory, advisory and rating	10,815	9,938	6,174
Information technology and software	4,387	3,123	2,719
Office operation	1,575	1,270	1,518
Depreciation and amortization (see note 13)	3,010	2,813	1,980
Impairment of goodwill (see note 34)	-	41	-
Interest expense arising from lease liabilities (see note 16)	132	358	203
Bank charges	244	128	122
Corporate expenses	2,805	3,733	2,903
	67,453	58,946	46,923